Common Stock (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Class of Treasury Stock
The table below reflects the number of shares repurchased, under the SRP, cumulatively through September 30, 2019.

	Number of Shares Repurchased	Average Price per Share
Cumulative repurchases as of December 31, 2018 (1)	3,288,256	$21.56
Nine months ended September 30, 2019 (2)	656,433	$20.25
Cumulative repurchases as of September 30, 2019	3,944,689	$21.34
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(1) Repurchases made in 2018 include: (i) 373,967 shares repurchased during January 2018 with respect to requests received following the death or qualifying disability of stockholders during the six months ended December 31, 2017 for approximately $8.0 million at a weighted average price per share of $21.45, and (ii) 155,904 shares that were repurchased for $3.2 million at an average price per share of $20.25 on July 31, 2018, representing 100% of the repurchase requests made following the death or qualifying disability of stockholders during the period from January 1, 2018 through the suspension of the SRP on March 13, 2018. No repurchase requests received during the SRP suspension were accepted.
(2) Includes shares repurchased on April 30, 2019 with respect to repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing March 13, 2018 up to and including December 31, 2018 for $13.3 million. Does not include repurchases of 446,830 shares of common stock repurchased for $7.8 million at an average price per share of $17.50 on October 30, 2019 with respect to repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing January 1, 2019 up to and including June 30, 2019 (see Note 17 — Subsequent Events).